UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	Aberdeen Japan Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended July 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2015

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.5%(a)
COMMON STOCKS—99.5%
CONSUMER DISCRETIONARY—15.0%
23,000	Aisin Seiki Co. Ltd.	$932,395
83,500	Asics Corp.	2,399,636
35,200	Denso Corp.	1,744,717
37,000	FCC Co. Ltd.	581,266
92,200	Honda Motor Co. Ltd.	3,097,689
69,700	Resorttrust, Inc.	1,722,429
13,000	Shimano, Inc.	1,802,227
68,700	Toyota Motor Corp.	4,574,717
97,500	USS Co. Ltd.	1,712,065
		18,567,141
CONSUMER STAPLES—21.2%
54,000	Calbee, Inc.	2,406,142
182,200	Japan Tobacco, Inc.	7,072,394
67,900	Mandom Corp.	2,807,412
98,000	Pigeon Corp.	2,979,857
51,000	San-A Co. Ltd.	2,642,520
116,000	Seven & i Holdings Co. Ltd.	5,352,396
126,300	Unicharm Corp.	3,032,148
		26,292,869
FINANCIALS—13.0%
95,000	AEON Financial Service Co. Ltd.	2,473,416
481,000	Bank of Yokohama Ltd. (The)	3,056,294
241,000	Daibiru Corp.	2,200,304
32,100	Daito Trust Construction Co. Ltd.	3,389,862
40,000	Japan Exchange Group, Inc.	1,392,322
90,000	Mitsubishi Estate Co. Ltd.	1,998,685
76,000	Suruga Bank Ltd.	1,631,949
		16,142,832
HEALTH CARE—10.1%
62,200	Asahi Intecc Co. Ltd.	2,078,330
243,800	Astellas Pharma, Inc.	3,669,658
112,500	Chugai Pharmaceutical Co. Ltd.	4,092,201
41,100	Sysmex Corp.	2,659,592
		12,499,781
INDUSTRIALS—18.1%
476,300	Amada Holdings Co. Ltd.	4,665,390
41,000	Daikin Industries Ltd.	2,649,732
48,200	East Japan Railway Co.	4,754,801
22,100	FANUC Corp.	3,685,979
42,500	Makita Corp.	2,346,305
194,000	Nabtesco Corp.	4,260,025
		22,362,232
INFORMATION TECHNOLOGY—8.9%
106,700	Canon, Inc.	3,413,879
10,300	Keyence Corp.	5,188,479
560,000	Yahoo Japan Corp.	2,450,083
		11,052,441
MATERIALS—9.5%
193,000	Kansai Paint Co. Ltd.	3,141,527

See Notes to Portfolio of Investments.

Aberdeen Japan Equity Fund, Inc.

76,000	Nippon Paint Holdings Co. Ltd.	$2,178,326
108,400	Shin-Etsu Chemical Co. Ltd.	6,482,319
		11,802,172
TELECOMMUNICATION SERVICES—3.7%
181,200	KDDI Corp.	4,599,954
	Total Long-Term Investments—99.5% (cost $104,968,302)	123,319,422

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT—0.3%
$356,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 07/31/2015, due 08/03/2015 repurchase price $356,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $363,863	356,000
	Total Short-Term Investment—0.3% (cost $356,000)	356,000
	Total Investments—99.8% (cost $105,324,302) (b)	123,675,422
	Other Assets in Excess of Liabilities—0.2%	240,756
	Net Assets—100.0%	$123,916,178

(a)

Unless otherwise noted, all securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Aberdeen Japan Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2015

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Aberdeen Japan Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2015

Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments	$—	$123,319,422	$—	$123,319,422
Short-Term Investment	—	356,000	—	356,000
Total	$—	$123,675,422	$—	$123,675,422

Amounts listed as “-” are $0 or round to $0.

The Fund held no Level 3 securities at July 31, 2015.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2015, there have been no significant changes to the fair valuation methodologies.

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting agreements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the Portfolio of Investments. The Fund held a repurchase agreement of $356,000 as of July 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at July 31, 2015.

c. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$105,324,302	$21,134,300	$(2,783,180)	$18,351,120

Aberdeen Japan Equity Fund, Inc.

Item 2. Controls and Procedures

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: September 24, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Japan Equity Fund, Inc.

Date: September 24, 2015